Concentration of Credit risk (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024	Mar. 31, 2025 USD ($)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 MYR (RM)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 BRL (R$)	Sep. 30, 2025 THB (฿)	Sep. 30, 2025 AED (د.إ)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 JPY (¥)	Nov. 20, 2024 USD ($)
Concentration of Credit Risk [Line Items]
Cash balance												$ 7,500,000
Credit Concentration Risk [Member] | Customers C [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	13.00%	15.00%
Credit Concentration Risk [Member] | Customers C [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	12.00%		12.00%
Credit Concentration Risk [Member] | Customers A [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		18.00%
Credit Concentration Risk [Member] | Customers A [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	34.00%		31.00%
Credit Concentration Risk [Member] | Customers F [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		18.00%
Credit Concentration Risk [Member] | Customers B [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	17.00%		17.00%
Credit Concentration Risk [Member] | Customers H [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	17.00%
Credit Concentration Risk [Member] | Customers E [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage			17.00%
Singapore Deposit Insurance Corporation Limited [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	$ 58,126			$ 75,000
Cash balance	12,496,987		$ 17,323,837
Credit risk financial institutions amount	11,389,566		16,379,947
Hong Kong Deposit Protection Board [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	102,816					$ 800,000
Cash balance	362,604		427,289
Credit risk financial institutions amount	175,099		218,660
Malaysia deposit insurance corporation [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	59,439				RM 250,000
Cash balance	1,341,525		110,745
Credit risk financial institutions amount	1,116,677		50,485
Brazilian Deposit Insurance System [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	46,932						R$ 250,000
Cash balance	421		7,526
Credit risk financial institutions amount
China’s Deposit Insurance Fund [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	70,235									¥ 500,000
Cash balance	177,767		377,982
Credit risk financial institutions amount	107,532
China [Member]
Concentration of Credit Risk [Line Items]
Credit risk financial institutions amount			309,048
Japan [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	67,581										¥ 10,000,000
Cash balance	845
Credit risk financial institutions amount
Dubai [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	136,129								د.إ 500,000
Cash balance	5,939
Credit risk financial institutions amount	0
Thailand [Member]
Concentration of Credit Risk [Line Items]
Deposit insurance	30,798							฿ 1,000,000
Cash balance	2,256,529
Credit risk financial institutions amount	$ 2,158,379
Vendors a [Member] | Credit Concentration Risk [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	13.00%
Vendors a [Member] | Supplier Concentration Risk [Member] | Cost of Goods Sold [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	24.00%	45.00%
Vendors a [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage			16.00%
Vendors b [Member] | Supplier Concentration Risk [Member] | Cost of Goods Sold [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		16.00%
Vendors e [Member] | Credit Concentration Risk [Member] | Total Revenue [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage		16.00%
Vendors e [Member] | Credit Concentration Risk [Member] | Accounts Receivable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage	14.00%
Vendors e [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage			16.00%
Vendors h [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Concentration of Credit Risk [Line Items]
Concentration risk percentage			46.00%